Contingent Liabilities and Commitments - Summary of Other Matters (Including Litigation) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩) Cases
Disclosure Of Contingent Liabilities
Loss Contingency Pending Claims Number | Cases	11
Loss Contingency Damages Sought Value	₩ 251,700
Kookmin Bank | Request for a return of redemption amount
Disclosure Of Contingent Liabilities
Description of the lawsuits	Kookmin Bank invested the assets entrusted by OO Invest Trust Management in the Fairfield Sentry Limited and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff. (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses.) Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
Status of the lawsuits	Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is pending at the New York Southern District Federal Bankruptcy Court (10-3777)] The financial impact on Kookmin Bank is not significant because the likelihood of winning the lawsuit is high
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 60,281
Kookmin Bank | Return of unjust enrichment
Disclosure Of Contingent Liabilities
Description of the lawsuits	As MTS Bank, which was trading with Kookmin Bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, Kookmin Bank froze the foreign currency account in the name of MTS Bank. Accordingly, MTS Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia
Status of the lawsuits	Responding in accordance with the schedule of the local court proceedings (following the first-instance judgment rendered against the Bank on December 2, 2025, the Bank is currently responding to the appellate proceedings). Due to compliance with U.S. OFAC regulations, it is difficult to predict the likelihood of success in the litigation being conducted before the Russian courts. However, the amount in dispute can be covered by the balance in the plaintiff’s account, and a financial impact equivalent to delayed interest is expected for the Bank.
Loss Contingency Pending Claims Number	1
Loss Contingency Damages Sought Value	₩ 156,755
KB Securities Co., Ltd. | Request for a return of transaction amount (Australian fund)
Disclosure Of Contingent Liabilities
Description of the lawsuits	As an investment broker for a private fund that lends money to a corporation (borrower) investing in Australian disability apartment rental business, KB Securities Co., Ltd. brokered investments of ￦326,500 million in trust products and funds to individual and institutional investors. However, due to the local Australian borrower’s breach of contract, the fund management was suspended, and related to this, a lawsuit was filed against KB Securities Co., Ltd. for the return of unjust enrichment and transaction amount.
Status of the lawsuits	No.1 case: The third trial is in progress (The first trial: On February 7, 2023, a ruling was made to pay the principal investment of ￦ 29,800 million and the delayed interest on it. The second trial: On January 29, 2024, the conclusion was different; a ruling was made to pay the principal investment of ￦ 12,000 million and the delayed interest on it.) No. 2 case: The second trial is in progress (The first trial: On February 14, 2024, a ruling was made to pay the principal investment of ￦ 12,200 million and the delayed interest on it.) No. 3 case: The third trial is in progress (The first trial: On October 26, 2023, a ruling was made to pay the remaining principal and interest of ￦ 8,460 million and the delayed interest on the principal of ￦ 8,290 million. The second trial: On January 16, 2025, a ruling was made ordering the return of ￦ 4,400 million, which represents a portion of the ￦ 8,070 million paid following the first-instance judgment.)
Loss Contingency Pending Claims Number	3
Loss Contingency Damages Sought Value	₩ 59,927